                                    TRUSTEES
                                Robert H. Arnold
                                  Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                              William P. Richards
                     -------------------------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                          Eric Cheung, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                         John R. Giles, VICE PRESIDENT
                          Fred Filoon, VICE PRESIDENT
                            Pat Colletti, TREASURER
                     -------------------------------------

                               INVESTMENT ADVISER
                      Rodney Square Management Corporation
                              Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                     -------------------------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                              Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                     -------------------------------------

                                   DISTRIBUTOR
                             PFPC Distributors, Inc.
                               3200 Horizon Drive
                           King of Prussia, PA 19406
                     -------------------------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                     -------------------------------------



THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MONEY MARKET PORTFOLIOS.

WMMP-SEMI-12/00



                                                                      WILMINGTON
                                                                           FUNDS


                            MONEY MARKET PORTFOLIOS

                              - PRIME MONEY MARKET
                              - U.S. GOVERNMENT
                              - TAX-EXEMPT








                                   SEMI-ANNUAL
                                December 31, 2000

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
   PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

     The year 2000 has been a difficult one for the financial markets. During the last 5 years of the 1990's, the U.S. economy and the U.S. stock market produced returns that were well above long-term norms. As a consequence of these trends, the Federal Reserve (the "Fed") adopted a tight monetary policy in an effort to provide a soft landing for an economy at risk of expanding at an inflationary pace. Over the past year, the Fed raised its Federal Funds rate target 1.25 percentage points to 6.5%. The Fed's intentions were quite clear -- slow down economic growth, keep inflation from rising AND strip "excess exuberance" from the technology stocks. As we now know, it was quite successful in all three -- maybe even a little TOO successful.

     The rest of the year showed the results of the Fed's actions. One by one, statistics all fell in line and painted a very unmistakable picture of the economy slowing and, in some cases, corporate profits falling. An announcement late in the year by a major U.S. bank detailing credit problems seemed to say it all -- economic growth is weak, profits are too, and credit problems are rising.

     Late in the fourth quarter of 2000, the Chairman of the Federal Reserve, Alan Greenspan, noted in a speech that indeed growth had subsided and, just maybe, interest rates might be able to come down. The NASDAQ Index reacted to those comments by rising a record 10% in one day. Unfortunately, investors soon realized that the second half of Greenspan's comments -- interest rates might come down -- was preceded by the first half -- the economy is slowing. Serious investors soon realized that a slower economy means slower corporate profits growth. Most of that record one-day gain was given back by the end of the year.

     As the new year began, the realities of slower growth and corporate profits hit the Fed, which responded by cutting interest rates by 50 basis points on January 3, 2001. Underscoring renewed concerns of economic weakness, the Fed reduced the Federal Funds rate target an additional 50 basis point at month end, the first back-to-back 50 basis point reduction in the last ten years. The Fed also issued a statement saying the risks are weighted toward conditions that may generate economic weakness in the near future. Given the tenor of the statement, it appears reductions in the Federal Funds rate target may be forthcoming.

     We will monitor economic activity and use this information as a basis to lengthen or shorten the portfolios' maturity structure in order to maximize shareholder's returns. We will continue to maintain a conservative bias, particularly given the potential impact on credit quality from weakening economic fundamentals. Liquidity and safety of principal will continue as the primary objective for these portfolios.




------------------------
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THE PORTFOLIOS IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


INVESTMENT RESULTS

     For the six-month period ended December 31, 2000, the Prime Money Market Portfolio paid shareholders dividends of $0.03 per share, the U.S. Government Portfolio paid shareholders dividends of $0.03 per share and the Tax-Exempt Portfolio paid shareholders dividends of $0.02 per share. Based on each Portfolio's net asset value of $1.00 per share, these dividends represented a return of 3.16%, 3.09% and 1.90%, respectively. A comparison of each Portfolio's performance versus its respective benchmarks is presented below:

                                                                           FOR THE SIX-MONTH
                                                                             PERIOD ENDED
                                                                           DECEMBER 31, 2000
                                                                           -----------------
        WILMINGTON PRIME MONEY MARKET PORTFOLIO                                   3.16%
        Lipper Money Market Funds                                                 2.96%

        WILMINGTON U.S. GOVERNMENT PORTFOLIO                                      3.09%
        Lipper U.S. Government Money Market Funds                                 2.97%

        WILMINGTON TAX-EXEMPT PORTFOLIO                                           1.90%
        Lipper Tax-Exempt Money Market Funds                                      1.83%

     We invite your comments and questions and thank you for your investment in the Wilmington Money Market Portfolios. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                           Sincerely,


                                           /s/ Robert J. Christian

                                           Robert J. Christian
February 21, 2001                          President

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)

                                                                         PRIME           U.S.
                                                                     MONEY MARKET     GOVERNMENT      TAX-EXEMPT
                                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                    --------------    ------------   ------------
ASSETS:
Investment in Series, at value .................................    $2,840,292,598    $972,385,505   $543,652,328
Other assets ...................................................            30,667             326          5,734
                                                                    --------------    ------------   ------------
Total assets ...................................................     2,840,323,265     972,385,831    543,658,062
                                                                    --------------    ------------   ------------
LIABILITIES:
Dividends payable ..............................................        12,249,873       4,607,634      1,745,680
Other accrued expenses .........................................           232,291          34,468         38,171
                                                                    --------------    ------------   ------------
Total liabilities ..............................................        12,482,164       4,642,102      1,783,851
                                                                    --------------    ------------   ------------
NET ASSETS .....................................................    $2,827,841,101    $967,743,729   $541,874,211
                                                                    ==============    ============   ============
NET ASSETS CONSIST OF:
Paid-in capital ................................................    $2,827,864,613    $967,738,332   $541,875,871
Accumulated net realized gain (loss) on investments ............           (23,512)          5,397         (1,660)
                                                                    --------------    ------------   ------------
NET ASSETS .....................................................    $2,827,841,101    $967,743,729   $541,874,211
                                                                    ==============    ============   ============
Shares of beneficial interest outstanding ......................     2,827,864,613     967,738,332    541,882,554
                                                                    ==============    ============   ============
NET ASSET VALUE, offering and redemption price per share
   ($0.01 par value, unlimited authorized shares):
   Investor Shares .............................................             $1.00           $1.00          $1.00
                                                                             =====           =====          =====


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2000 (Unaudited)

                                                                            PRIME          U.S.
                                                                        MONEY MARKET    GOVERNMENT    TAX-EXEMPT
                                                                          PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                        ------------    -----------   -----------
INVESTMENT INCOME:
   Investment income from Series . ................................      $78,623,804    $26,912,245   $10,583,155
   Expenses from Series ...........................................       (5,394,734)    (2,053,617)   (1,248,840)
                                                                         -----------    -----------   -----------
      Net investment income from Series ...........................       73,229,070     24,858,628     9,334,315
                                                                         -----------    -----------   -----------
EXPENSES:
   Transfer agent fees ............................................           25,373         10,951        11,454
   Trustees' fees .................................................            2,762          2,762         2,762
   Distribution fees ..............................................          187,248         63,547        20,657
   Reports to shareholders ........................................           30,332         10,253         5,151
   Registration fees ..............................................            1,754          2,329            --
   Professional fees ..............................................           36,103         25,566        22,759
   Other ..........................................................           20,728         34,516         6,254
                                                                         -----------    -----------   -----------
      Total expenses ..............................................          304,300        149,924        69,037
                                                                         -----------    -----------   -----------
   Net investment income ..........................................       72,924,770     24,708,704     9,265,278
                                                                         -----------    -----------   -----------
NET REALIZED GAIN ON INVESTMENTS ..................................               --            237            --
                                                                         -----------    -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............      $72,924,770    $24,708,941   $ 9,265,278
                                                                         ===========    ===========   ===========


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 2000 (Unaudited)

                                                                       PRIME             U.S.
                                                                   MONEY MARKET       GOVERNMENT         TAX-EXEMPT
                                                                     PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                                  ---------------   ---------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ......................................   $    72,924,770   $    24,708,704     $   9,265,278
   Net realized gain on investments ...........................                --               237                --
                                                                  ---------------   ---------------     -------------
Net increase in net assets resulting from operations ..........        72,924,770        24,708,941         9,265,278
                                                                  ---------------   ---------------     -------------
Distributions to shareholders from net investment income ......       (72,924,770)      (24,708,704)       (9,265,278)
                                                                  ---------------   ---------------     -------------
Portfolio share transactions (a):
   Proceeds from shares sold ..................................     3,858,605,330     1,238,165,621       569,878,676
   Cost of shares issued on reinvestment of distributions .....         4,862,003           970,942           195,335
   Cost of shares redeemed ....................................    (3,099,644,415)   (1,036,513,721)     (511,291,608)
                                                                  ---------------   ---------------     -------------
Net increase in net assets from Portfolio share transactions ..       763,822,918       202,622,842        58,782,403
                                                                  ---------------   ---------------     -------------
Total increase in net assets ..................................       763,822,918       202,623,079        58,782,403
NET ASSETS:
   Beginning of period ........................................     2,064,018,183       765,120,650       483,091,808
                                                                  ---------------   ---------------     -------------
   End of period ..............................................   $ 2,827,841,101   $   967,743,729     $ 541,874,211
                                                                  ===============   ===============     =============


(a) TRANSACTIONS IN CAPITAL SHARES WERE:                               SHARES           SHARES             SHARES
                                                                  ---------------   ---------------     -------------
   Shares sold ................................................     3,858,605,330     1,238,165,621       569,878,676
   Shares issued on reinvestment of distributions .............         4,862,003           970,942           195,335
   Shares redeemed ............................................    (3,099,644,415)   (1,036,513,721)     (511,291,608)
                                                                  ---------------   ---------------     -------------
   Net increase in shares .....................................       763,822,918       202,622,842        58,782,403
   Shares outstanding -- Beginning of period ..................     2,064,041,695       765,115,490       483,100,151
                                                                  ---------------   ---------------     -------------
   Shares outstanding -- End of period ........................     2,827,864,613       967,738,332       541,882,554
                                                                  ===============   ===============     =============


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2000

                                                                        PRIME            U.S.
                                                                    MONEY MARKET      GOVERNMENT        TAX-EXEMPT
                                                                     PORTFOLIO+       PORTFOLIO+        PORTFOLIO+
                                                                  ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ......................................   $   110,771,378   $    35,601,544   $    14,359,822
   Net realized gain on investments ...........................             2,711             2,555                --
                                                                  ---------------   ---------------   ---------------
Net increase in net assets resulting from operations ..........       110,774,089        35,604,099        14,359,822
                                                                  ---------------   ---------------   ---------------
Distributions to shareholders from net investment income ......      (110,771,378)      (35,601,544)      (14,359,822)
                                                                  ---------------   ---------------   ---------------
Portfolio share transactions (a):
   Proceeds from shares sold ..................................     6,165,763,676     2,845,070,487     1,201,498,856
   Cost of shares issued on reinvestment of distributions .....         8,292,908           945,362           318,326
   Cost of shares redeemed ....................................    (5,761,215,442)   (2,628,731,119)   (1,170,234,768)
                                                                  ---------------   ---------------   ---------------
Net increase in net assets from Portfolio share transactions ..       412,841,142       217,284,730        31,582,414
                                                                  ---------------   ---------------   ---------------
Total increase in net assets ..................................       412,843,853       217,287,285        31,582,414
NET ASSETS:
   Beginning of year ..........................................     1,651,174,330       547,833,365       451,509,394
                                                                  ---------------   ---------------   ---------------
   End of year ................................................   $ 2,064,018,183   $   765,120,650   $   483,091,808
                                                                  ===============   ===============   ===============


(a) TRANSACTIONS IN CAPITAL SHARES WERE:                               SHARES           SHARES             SHARES
                                                                  ---------------   ---------------   ---------------
   Shares sold ................................................     6,165,763,676     2,845,070,487     1,201,498,856
   Shares issued on reinvestment of distributions .............         8,292,908           945,362           318,326
   Shares redeemed ............................................    (5,761,215,442)   (2,628,731,119)   (1,170,234,768)
                                                                  ---------------   ---------------   ---------------
   Net increase in shares .....................................       412,841,142       217,284,730        31,582,414
   Shares outstanding -- Beginning of year ....................     1,651,200,553       547,830,760       451,517,737
                                                                  ---------------   ---------------   ---------------
   Shares outstanding -- End of year ..........................     2,064,041,695       765,115,490       483,100,151
                                                                  ===============   ===============   ===============

+ Reflects operating history of predecessor mutual fund (see note 5).


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                         FOR THE SIX            FOR THE        FOR THE PERIOD           FOR THE FISCAL YEARS
                                         MONTHS ENDED         FISCAL YEAR      OCTOBER 1, 1998           ENDED SEPTEMBER 30,
PRIME MONEY MARKET PORTFOLIO --      DECEMBER 31, 2000(1)        ENDED             THROUGH      -----------------------------------
   INVESTOR SHARES                       (UNAUDITED)       JUNE 30, 2000(1)+   JUNE 30, 1999+      1998+        1997+        1996+
                                     -------------------   -----------------   --------------   ----------   ----------    --------
NET ASSET VALUE --
   BEGINNING OF PERIOD ............      $     1.00           $     1.00         $     1.00     $     1.00   $     1.00    $   1.00
                                         ----------           ----------         ----------     ----------   ----------    --------
INVESTMENT OPERATIONS:
   Net investment income ..........            0.03                 0.05               0.04           0.05         0.05        0.05
                                         ----------           ----------         ----------     ----------   ----------    --------
DISTRIBUTIONS:
   From net investment income .....           (0.03)               (0.05)             (0.04)         (0.05)       (0.05)      (0.05)
                                         ----------           ----------         ----------     ----------   ----------    --------
NET ASSET VALUE -- END OF PERIOD ..      $     1.00           $     1.00         $     1.00     $     1.00   $     1.00    $   1.00
                                         ==========           ==========         ==========     ==========   ==========    ========
TOTAL RETURN ......................            3.16%**              5.45%              3.51%**        5.26%        5.17%       5.17%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses .......................            0.48%*               0.50%              0.52%*         0.53%        0.54%       0.53%
   Net investment income ..........            6.19%*               5.35%              4.61%*         5.13%        5.06%       5.03%
Net assets at end of period
   (000 omitted) ..................      $2,827,841           $2,064,018         $1,651,174     $1,702,734   $1,191,271    $980,856

*   Annualized.
**  Not annualized.
+ Effective November 1, 1999, the Rodney Square Money Market Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Prime Money Market Portfolio. The financial highlights for the periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Prime Money Market Series.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                       FOR THE SIX             FOR THE         FOR THE PERIOD         FOR THE FISCAL YEARS
                                       MONTHS ENDED          FISCAL YEAR       OCTOBER 1, 1998         ENDED SEPTEMBER 30,
U.S. GOVERNMENT PORTFOLIO --       DECEMBER 31, 2000(1)         ENDED              THROUGH       -------------------------------
   INVESTOR SHARES                      (UNAUDITED)       JUNE 30, 2000(1)+    JUNE 30, 1999+      1998+      1997+       1996+
                                   -------------------    -----------------    ---------------   --------   --------    --------
NET ASSET VALUE --
   BEGINNING OF PERIOD ............      $   1.00              $   1.00            $   1.00      $   1.00   $   1.00    $   1.00
                                         --------              --------            --------      --------   --------    --------
INVESTMENT OPERATIONS:
   Net investment income ..........          0.03                  0.05                0.03          0.05       0.05        0.05
                                         --------              --------            --------      --------   --------    --------
DISTRIBUTIONS:
   From net investment income .....         (0.03)                (0.05)              (0.03)        (0.05)     (0.05)      (0.05)
                                         --------              --------            --------      --------   --------    --------
NET ASSET VALUE -- END OF PERIOD ..      $   1.00              $   1.00            $   1.00      $   1.00   $   1.00    $   1.00
                                         ========              ========            ========      ========   ========    ========
TOTAL RETURN ......................          3.09%**               5.25%               3.42%**       5.19%      5.07%       5.08%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses .......................          0.54%*                0.54%               0.54%*        0.54%      0.55%       0.55%
   Net investment income ..........          6.07%*                5.17%               4.51%*        5.06%      4.96%       4.97%
Net assets at end of period
   (000 omitted) ..................      $967,744              $765,121            $547,833      $802,153   $378,475    $341,426

*   Annualized.
**  Not annualized.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - U.S. Government Series.
+ Effective November 1, 1999, the Rodney Square U.S. Government Portfolio ("Rodney Square Portfolio") was merged into the Wilmington U.S. Government Portfolio. The financial highlights for the periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                        FOR THE SIX            FOR THE          FOR THE PERIOD         FOR THE FISCAL YEARS
                                        MONTHS ENDED         FISCAL YEAR        OCTOBER 1, 1998         ENDED SEPTEMBER 30,
TAX-EXEMPT PORTFOLIO --             DECEMBER 31, 2000(1)        ENDED              THROUGH        -------------------------------
   INVESTOR SHARES                      (UNAUDITED)        JUNE 30, 2000(1)+    JUNE 30, 1999+      1998+      1997+       1996+
                                    -------------------    -----------------    ---------------   --------   --------    --------
NET ASSET VALUE --
   BEGINNING OF PERIOD ............       $   1.00              $   1.00            $   1.00      $   1.00   $   1.00    $   1.00
                                          --------              --------            --------      --------   --------    --------
INVESTMENT OPERATIONS:
   Net investment income ..........           0.02                  0.03                0.02          0.03       0.03        0.03
                                          --------              --------            --------      --------   --------    --------
DISTRIBUTIONS:
   From net investment income .....          (0.02)                (0.03)              (0.02)        (0.03)     (0.03)      (0.03)
                                          --------              --------            --------      --------   --------    --------
NET ASSET VALUE -- END OF PERIOD ..       $   1.00              $   1.00            $   1.00      $   1.00   $   1.00    $   1.00
                                          ========              ========            ========      ========   ========    ========
TOTAL RETURN ......................           1.90%**               3.23%               1.96%**       3.11%      3.09%       3.11%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses .......................           0.53%*                0.55%               0.55%*        0.55%      0.57%       0.56%
   Net investment income ..........           3.75%*                3.21%               2.58%*        3.05%      3.05%       3.08%
Net assets at end of period
   (000 omitted) ..................       $541,874              $483,092            $451,509      $392,610   $280,864    $237,185

*   Annualized.
**  Not annualized.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Tax-Exempt Series.
+ Effective November 1, 1999, the Rodney Square Tax-Exempt Fund ("Rodney Square Portfolio") was merged into the Wilmington Tax-Exempt Portfolio. The financial highlights for the periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. DESCRIPTION OF THE FUND. Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio, and Wilmington Tax-Exempt Portfolio (each a "Portfolio" and collectively the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 as an open-end investment management company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund are contained in separate reports to their shareholders.

   The Portfolios currently offer two classes of shares: Investor Shares and Institutional Shares. As of December 31, 2000, the Institutional Shares have not commenced operations.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, effective November 1, 1999, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of each Portfolio is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolios' financial statements.

   Information presented for periods prior to November 1, 1999 reflects the operating results of predecessor mutual funds (see Note 5).

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolios:

   VALUATION OF INVESTMENT IN SERIES. Valuation of each Portfolio's investment in the Series is based on the underlying securities held by the Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no Federal income tax provision is required. At June 30, 2000, Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio and Wilmington Tax-Exempt Portfolio had net tax basis capital loss carryforwards available to offset future net capital gains of approximately $34,000, $3,000 and $2,000, respectively, which will expire as follows:

                                                                       CAPITAL LOSS           EXPIRATION
                                                                       CARRYFORWARD              DATE
                                                                       ------------           ----------
         Wilmington Prime Money Market Portfolio                          $18,000             06/30/2002
         Wilmington Prime Money Market Portfolio                           15,000             06/30/2005
         Wilmington Prime Money Market Portfolio                            1,000             06/30/2006
         Wilmington U.S. Government Portfolio                               3,000             06/30/2004
         Wilmington Tax-Exempt Portfolio                                    2,000             06/30/2002

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS. Each Portfolio records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Distributions to shareholders of the Portfolios are declared daily from net investment income and paid to shareholders monthly. For the Tax-Exempt Portfolio only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Portfolio's tax-exempt and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2000, contributions to and withdrawals from the Series were as follows:

                                                             PRIME                U.S.
                                                         MONEY MARKET          GOVERNMENT            TAX-EXEMPT
                                                       ----------------     ----------------       --------------
   Contributions ..................................    $ 3,928,841,935      $ 1,234,795,844        $ 567,157,955
   Withdrawals ....................................     (3,237,511,989)      (1,056,412,026)        (517,459,678)

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Series is Rodney Square Management Corporation ("RSMC"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements. Prior to November 1, 1999, RSMC served as investment adviser to the Rodney Square Funds (see Note 5) under substantially similar terms.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

   PFPC also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolios.

5. FUND MERGER. Effective November 1, 1999, the Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio, and Wilmington Tax-Exempt Portfolio (the "Wilmington Portfolios") acquired all of the assets and assumed all of the liabilities of the Rodney Square Money Market Portfolio, Rodney Square U.S. Government Portfolio, and Rodney Square Tax-Exempt Fund (the "Rodney Square Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Rodney Square Funds received shares of the respective Wilmington Portfolios equal to the number and aggregate net asset value of their shares in the Rodney Square Funds.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


The Reorganizations were treated as non-taxable events and accordingly the Wilmington Portfolios' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation (depreciation) of the Rodney Square Funds as of November 1, 1999, were as follows:

                                                                                            NET UNREALIZED
                                                                                             APPRECIATION
                                                                       NET ASSETS           (DEPRECIATION)
                                                                     --------------         --------------
         Rodney Square Money Market Portfolio                        $1,771,567,668             $   --
         Rodney Square U.S. Government Portfolio                        609,384,967                 --
         Rodney Square Tax-Exempt Fund                                  429,291,044                 --

   The Rodney Square Funds' investment objectives, policies and limitations were identical to those of the respective Wilmington Portfolios, which had no operations prior to November 1, 1999. For financial reporting purposes the Rodney Square Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the Wilmington Portfolios.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
   SEMI-ANNUAL REPORT / DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


          (The following pages should be read in conjunction with the
                       Portfolios' Financial Statements.)

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES
------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED)
   (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                               MOODY'S/S&P      PRINCIPAL           VALUE
                                                                                RATING(1)         AMOUNT          (NOTE 2)
                                                                              -------------   ------------    --------------
CERTIFICATES OF DEPOSIT -- 38.1%
  FOREIGN BANKS, FOREIGN CENTERS -- 15.5%
      Abbey National PLC, 6.67%, 01/16/01 ..............................        P-1, A-1+     $100,000,000    $  100,000,000
      Banque Nationale de Paris, 6.64%, 01/29/01 .......................        P-1, A-1        50,000,000        50,000,183
      Bayerische Hypotheken-Und Vereinsbank, 6.69%, 01/10/01 ...........        P-1, A-1        50,000,000        50,000,000
      Commerzbank, 6.67%, 02/08/01 .....................................        P-1, A-1+       50,000,000        50,000,251
      Credit Agricole Indosuez, 7.30%, 05/03/01 ........................        P-1, A-1+       25,000,000        25,000,000
      Dresdner Bank, 6.64%, 02/07/01 ...................................        P-1, A-1+      100,000,000       100,000,491
      Westdeutsche Landesbank, 6.75%, 03/01/01 .........................        P-1, A-1+       65,000,000        65,001,013
                                                                                                              --------------
                                                                                                                 440,001,938
                                                                                                              --------------
  FOREIGN BANKS, U.S. BRANCHES -- 20.8%
      Bank of Nova Scotia, New York, 6.65%, 02/01/01 ...................        P-1, A-1        25,000,000        24,999,025
      Banque Nationale de Paris, 6.68%, 01/11/01 .......................        P-1, A-1        50,000,000        50,000,000
      Bayerische Landesbank Girozentrale, 6.68%, 01/16/01 ..............        P-1, A-1+      100,000,000       100,000,380
      Canadian Imperial Bank, 6.37%, 05/11/01 ..........................        P-1, A-1+       50,000,000        50,000,000
      Commerzbank, 7.08%, 07/23/01 .....................................        P-1, A-1+       25,000,000        24,999,346
      Deutsche Bank, 6.67%, 01/30/01 ...................................        P-1, A-1+      100,000,000       100,000,000
      Landesbank Hessen-Thuringen Girozentrale, 6.38%, 05/11/01 ........        P-1, A-1+       50,000,000        50,001,745
      Landesbank Hessen-Thuringen Girozentrale, 6.94%, 05/02/01 ........        P-1, A-1+       46,000,000        45,999,284
      Rabobank Nederland, 6.54%, 02/01/01 ..............................        P-1, A-1+       30,000,000        29,999,062
      Royal Bank of Scotland, 6.63%, 02/07/01 ..........................        P-1, A-1+       50,000,000        50,000,000
      Royal Bank of Canada, 6.98%, 05/02/01 ............................        P-1, A-1+       25,000,000        24,999,222
      Societe Generale, 6.56%, 01/18/01 ................................        P-1, A-1+       40,000,000        39,992,614
                                                                                                              --------------
                                                                                                                 590,990,678
                                                                                                              --------------
  U.S. BANKS, U.S. BRANCHES -- 1.8%
      Regions Bank, 6.53%, 11/30/01 ....................................        P-1, A-1        50,000,000        49,997,874
                                                                                                              --------------
    TOTAL CERTIFICATES OF DEPOSOT
      (COST $1,080,990,490) ..............................................................................     1,080,990,490
                                                                                                              --------------
COMMERCIAL PAPER -- 31.4%
  AUTOMOBILES -- 2.5%
      Volkswagen of America Inc., 6.53%, 01/11/01 ......................        P-1, A-1        25,000,000        24,959,188
      Volkswagen of America Inc., 6.26%, 03/27/01 ......................        P-1, A-1        45,500,000        44,835,397
                                                                                                              --------------
                                                                                                                  69,794,585
                                                                                                              --------------
  BANKS -- 3.5%
      Bayerische Hypotheken-Und Vereinsbank, 6.50%, 02/01/01 ...........        P-1, A-1        50,000,000        49,729,167
      Societe Generale, 6.06%, 06/20/01 ................................        P-1, A-1+       50,000,000        48,577,919
                                                                                                              --------------
                                                                                                                  98,307,086
                                                                                                              --------------
  FINANCE -- 5.0%
      Park Avenue Receivables Corp, 6.62%, 01/24/01 ....................        P-1, A-1        20,000,000        19,919,089
      Park Avenue Receivables Corp, 6.53%, 01/29/01 ....................        P-1, A-1        44,000,000        43,784,509
      Park Avenue Receivables Corp, 6.53%, 01/30/01 ....................        P-1, A-1        36,803,000        36,616,082
      UBS Finance Inc., 6.56%, 01/18/01 ................................        P-1, A-1+       43,068,000        42,942,433
                                                                                                              --------------
                                                                                                                 143,262,113
                                                                                                              --------------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES
------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED

                                                                               MOODY'S/S&P      PRINCIPAL           VALUE
                                                                                RATING(1)         AMOUNT          (NOTE 2)
                                                                              -------------   ------------    --------------
  FINANCIAL SERVICES -- 2.6%
      Ford Motor Credit Puerto Rico, 6.53%, 01/25/01 ...................        P-1, A-1      $ 25,000,000    $   24,895,701
      Ford Motor Credit Puerto Rico, 6.52%, 01/26/01 ...................        P-1, A-1        50,000,000        49,782,667
                                                                                                              --------------
                                                                                                                  74,678,368
                                                                                                              --------------
  LEASING -- 4.2%
      International Lease Finance Corp, 6.48%, 03/07/01 ................        P-1, A-1+       20,000,000        19,769,600
      Vehicle Services Corp. of America Ltd., 6.52%, 02/01/01 ..........        NR, A-1+        50,000,000        49,728,333
      Vehicle Services Corp. of America Ltd., 6.52%, 02/01/01 ..........        NR, A-1+        50,000,000        49,728,333
                                                                                                              --------------
                                                                                                                 119,226,266
                                                                                                              --------------
  MEDICAL SERVICES -- 0.2%
      Medical Building VII, 6.66%, 03/22/01 ............................         NR, A-1         6,700,000         6,602,080
                                                                                                              --------------
  SECURITIES DEALERS -- 9.9%
      Credit Suisse First Boston, 6.53%, 01/08/01 ......................        P-1, A-1+       40,000,000        39,956,467
      Credit Suisse First Boston, 6.51%, 02/05/01 ......................        P-1, A-1+       60,000,000        59,631,100
      Goldman Sachs Group, 6.56%, 01/03/01 .............................        P-1, A-1+       20,000,000        19,996,355
      Goldman Sachs Group, 6.52%, 01/18/01 .............................        P-1, A-1+       30,000,000        29,913,067
      Merrill Lynch & Co., 6.53%, 01/22/01 .............................        P-1, A-1+       32,556,000        32,437,894
      Salomon Smith Barney Holdings, 6.46%, 02/15/01 ...................        P-1, A-1        50,000,000        49,605,222
      Salomon Smith Barney Holdings, 6.46%, 02/15/01 ...................        P-1, A-1        50,000,000        49,605,222
                                                                                                              --------------
                                                                                                                 281,145,327
                                                                                                              --------------
  TELECOMMUNICATIONS -- 3.5%
      AT&T Corp, 6.52%, 01/29/01 .......................................        P-1, A-1        25,000,000        24,877,750
      AT&T Corp, 6.53%, 01/29/01 .......................................        P-1, A-1        25,000,000        24,877,562
      AT&T Corp, 6.53%, 01/29/01 .......................................        P-1, A-1        50,000,000        49,755,125
                                                                                                              --------------
                                                                                                                  99,510,437
                                                                                                              --------------
    TOTAL COMMERCIAL PAPER
      (COST $892,526,262) ................................................................................       892,526,262
                                                                                                              --------------
BANK NOTES -- 0.9%
      Bank of America Note, 6.60%, 10/22/01, (Cost $25,000,000) ........        P-1, A-1+       25,000,000        25,000,000
                                                                                                              --------------
TAXABLE MUNICIPAL SECURITIES -- 1.5%
      Inland Empire Solid Waste Fin. Auth. Rev. Bonds
         (Landfill Imp. Ref. Proj.) Ser. 1999 A, 6.65%, 08/01/16* ......       VMIG-1, A-1      33,820,000        33,820,000
      State of Texas, Veteran Housing Ref. Rev. Bonds,
         Ser. A-1, 6.65%, 12/01/33* ....................................       MIG-1, SP-1       5,190,000         5,190,000
      Waukesha Wisconsin Health Systems, 6.75%, 08/15/26* ..............       VMIG1, A-1+       3,850,000         3,850,000
                                                                                                              --------------
    TOTAL TAXABLE MUNICIPAL SECURITIES
      (COST $42,860,000) .................................................................................        42,860,000
                                                                                                              --------------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES
------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED

                                                                                                PRINCIPAL           VALUE
                                                                                                  AMOUNT          (NOTE 2)
                                                                                              ------------    --------------
TIME DEPOSITS -- 27.3%
      Barclays Bank PLC, 3.00%, 01/02/01 ................................................     $120,000,000    $  120,000,000
      Canadian Imperial Bank, 5.00%, 01/02/01 ...........................................       70,000,000        70,000,000
      Credit Agricole Indosuez, 5.00%, 01/02/01 .........................................      105,000,000       105,000,000
      Fifth Third Banc, 6.38%, 01/02/01 .................................................      110,000,000       110,000,000
      State Street Bank, 3.25%, 01/02/01 ................................................      139,861,000       139,861,000
      Suntrust Bank, 5.25%, 01/02/01 ....................................................      120,000,000       120,000,000
      Wachovia Bank, 6.38%, 01/02/01 ....................................................      110,000,000       110,000,000
                                                                                                              --------------
    TOTAL TIME DEPOSITS
      (COST $774,861,000) ................................................................................       774,861,000
                                                                                                              --------------
TOTAL INVESTMENTS (COST $2,816,237,752)+-- 99.2% .........................................................     2,816,237,752
OTHER ASSETS AND LIABILITIES, NET -- 0.8% ................................................................        24,055,916
                                                                                                              --------------
NET ASSETS -- 100.0% .....................................................................................    $2,840,293,668
                                                                                                              ==============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2000.
+   Cost for federal income tax purposes.
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.





    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. GOVERNMENT SERIES
---------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED)
   (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                                               PRINCIPAL         VALUE
                                                                                                 AMOUNT         (NOTE 2)
                                                                                              -----------      ----------
U.S. AGENCY OBLIGATIONS -- 49.0%
  FEDERAL FARM CREDIT BANKS DISCOUNT NOTES -- 1.7%
      Federal Farm Credit Banks Discount Notes, 6.40%, 02/27/01 .........................    $   7,000,000    $   6,930,311
      Federal Farm Credit Banks Discount Notes, 6.39%, 02/27/01 .........................       10,000,000        9,900,600
                                                                                                              -------------
                                                                                                                 16,830,911
                                                                                                              -------------
  FEDERAL FARM CREDIT BANKS NOTES -- 7.5%
      Federal Farm Credit Banks Notes, 6.64%, 02/01/02* .................................       70,000,000       69,978,137
      Federal Farm Credit Banks Notes, 5.13%, 04/02/01 ..................................        3,000,000        2,989,407
                                                                                                              -------------
                                                                                                                 72,967,544
                                                                                                              -------------
  FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 7.6%
      Federal Home Loan Banks Discount Notes, 6.47%, 01/12/01 ...........................        7,000,000        6,987,420
      Federal Home Loan Banks Discount Notes, 6.45%, 01/12/01 ...........................        7,000,000        6,987,458
      Federal Home Loan Banks Discount Notes, 6.46%, 01/24/01 ...........................        5,000,000        4,980,261
      Federal Home Loan Banks Discount Notes, 6.40%, 02/23/01 ...........................        7,000,000        6,935,289
      Federal Home Loan Banks Discount Notes, 6.40%, 02/28/01 ...........................        5,000,000        4,949,373
      Federal Home Loan Banks Discount Notes, 6.41%, 02/28/01 ...........................        6,000,000        5,939,105
      Federal Home Loan Banks Discount Notes, 6.34%, 03/14/01 ...........................        5,000,000        4,937,481
      Federal Home Loan Banks Discount Notes, 6.36%, 03/14/01 ...........................       10,000,000        9,874,665
      Federal Home Loan Banks Discount Notes, 6.34%, 03/14/01 ...........................        8,000,000        7,899,969
      Federal Home Loan Banks Discount Notes, 5.81%, 06/22/01 ...........................       15,000,000       14,586,037
                                                                                                              -------------
                                                                                                                 74,077,058
                                                                                                              -------------
  FEDERAL HOME LOAN BANKS NOTES -- 15.4%
      Federal Home Loan Banks Notes, 6.36%, 01/18/01 ....................................        4,000,000        3,999,899
      Federal Home Loan Banks Notes, 4.88%, 01/26/01 ....................................       13,340,000       13,324,082
      Federal Home Loan Banks Notes, 6.58%, 02/09/01 ....................................        6,000,000        6,000,061
      Federal Home Loan Banks Notes, 5.58%, 02/23/01 ....................................        5,000,000        4,989,511
      Federal Home Loan Banks Notes, 5.50%, 03/02/01 ....................................        5,395,000        5,381,734
      Federal Home Loan Banks Notes, 5.63%, 03/19/01 ....................................       13,000,000       12,970,942
      Federal Home Loan Banks Notes, 6.34%, 04/27/01 ....................................        5,000,000        4,983,889
      Federal Home Loan Banks Notes, 5.14%, 05/02/01 ....................................        5,000,000        4,975,106
      Federal Home Loan Banks Notes, 6.32%, 05/24/01* ...................................       20,000,000       20,000,000
      Federal Home Loan Banks Notes, 6.75%, 08/02/01 ....................................        4,100,000        4,104,451
      Federal Home Loan Banks Notes, 5.88%, 08/15/01 ....................................        3,500,000        3,492,667
      Federal Home Loan Banks Notes, 5.81%, 08/20/01 ....................................        2,000,000        1,990,355
      Federal Home Loan Banks Notes, 5.44%, 09/04/01 ....................................        6,000,000        5,948,397
      Federal Home Loan Banks Notes, 5.38%, 09/10/01 ....................................        6,000,000        5,952,078
      Federal Home Loan Banks Notes, 6.50%, 09/26/01 ....................................        5,000,000        4,998,982
      Federal Home Loan Banks Notes, 6.55%, 09/28/01 ....................................       10,000,000       10,030,130
      Federal Home Loan Banks Notes, 6.38%, 10/25/01 ....................................        5,000,000        4,994,598
      Federal Home Loan Banks Notes, 6.00%, 11/15/01 ....................................        2,700,000        2,697,336
      Federal Home Loan Banks Notes, 6.65%, 11/30/01* ...................................       28,000,000       27,994,126
                                                                                                              -------------
                                                                                                                148,828,344
                                                                                                              -------------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. GOVERNMENT SERIES
---------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                               PRINCIPAL         VALUE
                                                                                                 AMOUNT         (NOTE 2)
                                                                                              -----------      ----------
  FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT NOTES -- 5.1%
      Federal Home Loan Mortgage Corp. Discount Notes, 0.00%, 01/16/01 ..................    $  30,000,000    $  29,923,837
      Federal Home Loan Mortgage Corp. Discount Notes, 6.42%, 02/22/01 ..................       10,000,000        9,909,121
      Federal Home Loan Mortgage Corp. Discount Notes, 6.39%, 03/01/01 ..................       10,000,000        9,897,050
                                                                                                              -------------
                                                                                                                 49,730,008
                                                                                                              -------------
  FEDERAL HOME LOAN MORTGAGE CORP. NOTES -- 3.4%
      Federal Home Loan Mortgage Corp. Notes, 5.35%, 01/26/01 ...........................       10,000,000        9,987,395
      Federal Home Loan Mortgage Corp. Notes, 6.51%, 04/26/01 ...........................        8,000,000        7,997,593
      Federal Home Loan Mortgage Corp. Notes, 6.00%, 07/20/01 ...........................       10,000,000        9,964,707
      Federal Home Loan Mortgage Corp. Notes, 4.75%, 12/14/01 ...........................        5,000,000        4,939,775
                                                                                                              -------------
                                                                                                                 32,889,470
                                                                                                              -------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 2.9%
      Federal National Mortgage Association Discount Notes, 6.09%, 05/30/01 .............       19,300,000       18,816,792
      Federal National Mortgage Association Discount Notes, 6.25%, 05/31/01 .............       10,000,000        9,741,319
                                                                                                              -------------
                                                                                                                 28,558,111
                                                                                                              -------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 3.6%
      Federal National Mortgage Association Notes, 5.07%, 02/01/01 ......................       10,000,000        9,985,677
      Federal National Mortgage Association Notes, 6.63%, 03/01/01 ......................        9,540,000        9,540,171
      Federal National Mortgage Association Notes, 5.31%, 04/24/01 ......................        3,500,000        3,481,518
      Federal National Mortgage Association Notes, 5.00%, 11/08/01 ......................        2,000,000        1,981,940
      Federal National Mortgage Association Notes, 6.63%, 11/14/01 ......................        5,000,000        5,000,000
      Federal National Mortgage Association Notes, 6.60%, 11/16/01 ......................        5,000,000        5,000,000
                                                                                                              -------------
                                                                                                                 34,989,306
                                                                                                              -------------
  STUDENT LOAN MARKETING ASSOCIATION NOTES -- 1.0%
      Student Loan Marketing Association Notes, 6.41%, 03/02/02* ........................       10,000,000        9,993,887
                                                                                                              -------------
  TENNESSEE VALLEY AUTHORITY NOTES -- 0.8%
      Tennessee Valley Authority Notes, 5.00%, 01/19/01 .................................        7,835,000        7,828,692
                                                                                                              -------------
    TOTAL U.S. AGENCY OBLIGATIONS
      (COST $476,693,331) ................................................................................      476,693,331
                                                                                                              -------------


    The accompanying notes are an integral part of the financial statements.

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---------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                               PRINCIPAL         VALUE
                                                                                                 AMOUNT         (NOTE 2)
                                                                                              -----------      ----------
REPURCHASE AGREEMENTS -- 50.5%
      With Banc of America Securities, LLC: at 6.50%, dated 12/29/00, to be repurchased at $205,148,056 on 01/02/01, collateralized by
         $211,150,000 of Federal National Mortgage Association Securities with
         various coupons and maturities to 09/01/30 .....................................     $205,000,000     $205,000,000
      With CS First Boston, Inc.: at 6.50%, dated 12/29/00, to be repurchased at $256,163,480 on 01/02/01, collateralized by
         $265,316,693 of Federal National Mortgage Association
         Securities with various coupons and maturities to 01/15/10 .....................      256,024,800      256,024,800
      With Morgan Stanley & Co., Inc.: at 6.00%, dated 12/29/00, to be repurchased at $30,020,000 on 01/02/01, collateralized by
         $30,141,988 of Federal National Mortgage Association Securities with
         various coupons and maturities to 04/26/01 .....................................       30,000,000       30,000,000
                                                                                                               ------------
    TOTAL REPURCHASE AGREEMENTS
      (COST $491,024,800) ...............................................................................       491,024,800
                                                                                                               ------------
TOTAL INVESTMENTS (COST $967,718,131)+ -- 99.5% .........................................................       967,718,131
OTHER ASSETS AND LIABILITIES, NET -- 0.5% ...............................................................         4,668,444
                                                                                                               ------------
NET ASSETS -- 100.0% ....................................................................................      $972,386,575
                                                                                                               ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2000. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+  Cost for federal income tax purposes.



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX-EXEMPT SERIES
----------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED)
   (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                                       MOODY'S/S&P      PRINCIPAL         MARKET
                                                                                        RATING(1)        AMOUNT            VALUE
                                                                                     -------------   -------------    -------------
MUNICIPAL BONDS -- 103.3%
  ALASKA -- 1.0%
      Anchorage, AK Higher Educ. Rev. Bonds (Alaska Pacific Univ. Proj.),
         LOC Bank of America, NA, Ser. 1993, 5.00%, 01/07/2001* ................       N/R, A-1+     $   5,615,000    $   5,615,000
                                                                                                                      -------------

  ALABAMA -- 0.8%
      Alabama Housing Fin. Auth. Rev. Bonds (Rime Village Hoover Proj.),
         FNMA Gtd., Ser. 1996-A, 5.00%, 01/07/2001* ............................       N/R, A-1+         4,200,000        4,200,000
                                                                                                                      -------------

  ARIZONA -- 3.9%
      Maricopa County Poll. Cntrl. Rev. Bonds (Arizona Public Service Co.
         Palo Verde Proj.), Ser. 1994C, 5.00%, 01/01/2001* .....................       P-1, A-1+         2,000,000        2,000,000
      Salt River Proj., AZ Agric. Imp. & Power Dist. Electric Sys. TECP, Ser. A,
         4.30%, 01/25/2001 .....................................................       P-1, A-1+        19,200,000       19,200,000
                                                                                                                      -------------
                                                                                                                         21,200,000
                                                                                                                      -------------

  COLORADO -- 0.4%
      Colorado Health Fac. Auth. Rev. Bonds (PSL Health Sys. Proj.), Ser. A,
         7.25%, 01/01/2001 Pre-refunded 2/15/01* ...............................        Aaa/AAA          2,100,000        2,148,074
                                                                                                                      -------------

  DISTRICT OF COLUMBIA -- 3.7%
      Dist. of Columbia (American Univ. Proj.) AMBAC Insured/SBPA Chase
         Manhattan Bank, Ser. 1985-A, 5.00%, 01/01/2001* .......................      VMIG-1, N/R       10,000,000       10,000,000
      Dist. of Columbia Gen. Oblig. General Fund Recovery Bonds, LOC Bank
         of Nova Scotia, Ser. 1992A-5, 5.10%, 01/01/2001* ......................      VMIG-1, A-1+      10,200,000       10,200,000
                                                                                                                      -------------
                                                                                                                         20,200,000
                                                                                                                      -------------

  FLORIDA -- 4.3%
      City of Jacksonville Poll. Cntrl. Rev. Ref. Bonds (Florida Power & Light
         Co. Proj.), Ser. 1992, 4.35%, 03/8/2001 ...............................       P-1, A-1+         6,150,000        6,150,000
      City of Jacksonville, FL TECP Notes, 4.30% 01/8/2001 .....................       P-1, A-1          6,300,000        6,300,000
      Jacksonville, FL Electric Auth. Electric Sys. TECP, Ser. C-1,
         4.30% 03/9/2001 .......................................................       P-1, A-1+         6,500,000        6,500,000
      Orange County Housing Fin. Auth. Multifamily Housing Ref. Rev.
         Bonds (Post Fountains at Lee Vista Proj.), FNMA Gtd., Ser. 1997E
         5.00%, 01/01/2001* ....................................................       N/R, A-1+         4,235,000        4,235,000
                                                                                                                      -------------
                                                                                                                         23,185,000
                                                                                                                      -------------

  GEORGIA -- 10.9%
      Atlanta, GA Downtown Dev. Auth. (Care Proj.), LOC SunTrust Bank,
         Ser. 1993, 5.00%, 01/07/2001* .........................................      VMIG-1, N/R        2,065,000        2,065,000
      Burke County, GA Dev. Auth. Poll. Cntrl. Rev. Bonds (Georgia Power Co.
         Plant Vogtle Proj.) Ser. 1995-5, 5.10%, 01/01/2001* ...................       P-1, A-1            800,000          800,000
      City of Smyrna, GA Housing Auth. Multifamily Housing Rev. Bonds
         (F&M Villages Proj.), FNMA Gtd., Ser. 1997, 5.00%, 01/07/2001* ........       N/R, A-1+         4,300,000        4,300,000
      Clayton County Georgia Hosp. Auth. Rev. Ant. Cert. (Southern Regional
         Medical Center Proj.), LOC SunTrust Bank, Ser. 1998B,
         5.00%, 01/07/2001* ....................................................        Aa1/NR           3,875,000        3,875,000


    The accompanying notes are an integral part of the financial statements.

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----------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                       MOODY'S/S&P      PRINCIPAL         MARKET
                                                                                        RATING(1)        AMOUNT            VALUE
                                                                                     -------------   -------------    -------------
      Cobb County, GA Dev. Auth. Rev. Bonds (Whitefield Academy, Inc. Proj.),
         LOC SunTrust Bank, Ser. 2000, 5.00%, 01/07/2001* ......................      VMIG-1, N/R     $  4,000,000     $  4,000,000
      Columbus GA Hosp. Auth. Rev. Bonds (St. Francis Hosp., Inc. Proj.),
         Ser. 1997, 5.00, 01/07/2001* ..........................................       Aa3, N/R          1,700,000        1,700,000
      Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp., Inc. Proj.),
         LOC SunTrust Bank, Ser. 2000, 5.00%, 01/07/2001* ......................      VMIG-1, N/R        5,000,000        5,000,000
      Columbus, GA Housing Auth. Rev. Bonds (Columbus State Univ.
         Foundation, Inc. Proj.), LOC SunTrust Bank, Ser. 1997, 5.00%,
         01/07/2001* ...........................................................       Aa3, N/R          1,200,000        1,200,000
      Dekalb County, GA Hosp. Auth. Rev. Ant. Cert. (DeKalb Medical Center
         Proj.), LOC SunTrust Bank, Ser.1993B, 5.00%, 01/07/2001* ..............      VMIG-1, N/R        3,100,000        3,100,000
      Floyd County, GA Dev. Auth. Environ. Imp. Rev Bonds (Georgia Kraft
         Co. Proj.), LOC Banque Nationale de Paris, 5.00%, 01/01/2001* .........       P-1, N/R          4,775,000        4,775,000
      Floyd County, GA Dev. Auth. Rev. Bonds (Berry College, Inc. Proj.),
         LOC SunTrust Bank, Ser. 1999, 5.00%, 01/01/2001* ......................       Aa3, N/R          3,500,000        3,500,000
      Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis Foundation, Inc.
         Proj.), LOC SunTrust Bank, Ser. 1996, 5.00%, 01/07/2001* ..............       Aa3, N/R          1,000,000        1,000,000
      Fulton County, GA Dev. Auth. Rev. Bonds (Trinity School, Inc. Proj.),
         LOC SunTrust Bank, Ser. 2000, 5.00%, 01/07/2001* ......................       Aa3, N/R          2,200,000        2,200,000
      Gwinnett County, GA Dev. Auth. Rev. Bonds (Wesleyan School, Inc.
         Proj.), LOC SunTrust Bank, Ser. 1999, 5.00%, 01/07/2001* ..............       Aa3, N/R          5,000,000        5,000,000
      Gwinnett County, GA Housing Auth. Rev. Bonds (Post Corners Proj.),
         FNMA Gtd., Ser. 1996, 5.00%, 01/07/2001* ..............................       N/R, A-1+         9,760,000        9,760,000
      Monroe County, GA Poll. Cntrl. Rev. Bonds (Georgia Power Co. Plant
         Scherer Proj.), Ser. 1997-1, 5.10%, 01/01/2001* .......................      VMIG-1, A-1        1,600,000        1,600,000
      Rockdale County, GA Health Fac. Auth. Rev. Bonds (Georgia Hosp. Proj.),
         LOC SunTrust Bank, Ser. 1994, 5.00%, 01/07/2001* ......................      VMIG-1, N/R        5,265,000        5,265,000
                                                                                                                      -------------
                                                                                                                         59,140,000
                                                                                                                      -------------

  IDAHO -- 3.8%
      Idaho Health Fac. Auth. Rev. Bonds (St. Luke's Regional Medical Center
         Proj.), LOC Bayerische Landesbank, Ser. 1995, 5.00%, 01/01/2001* ......      VMIG-1, N/R       20,700,000       20,700,000
                                                                                                                      -------------

  ILLINOIS -- 16.4%
      Illinois Dev. Fin Auth. Rev. Bonds (Radiological Society Proj.), Ser. 1997,
         5.00%, 01/07/2001* ....................................................       N/R, A-1+         2,800,000        2,800,000
      Illinois Dev. Fin. Auth. Poll. Cntrl. Rev. Ref. Bonds (Illinois Power Co.
         Proj.), LOC Canadian Imperial Bank of Commerce, Ser. 1993C,
         4.25%, 02/13/2001 .....................................................     VMIG-1, A-1+       10,000,000       10,000,000
      Illinois Dev. Fin. Auth. Rev. Bonds, (Goodman Theatre Proj.), Ser. 1999,
         5.00%, 01/07/2001* ....................................................       N/R, A-1+        12,500,000       12,500,000
      Illinois Educ. Fac. Auth. (Northwestern Univ. Proj.) Ser. 1988,
         5.00%, 01/07/2001* ....................................................     VMIG-1, A-1+        1,800,000        1,800,000
      Illinois Educ. Fac. Auth. Rev. Bonds (ACI/Cultural Pooled Fin. Proj.),
         LOC American NB&T, Ser. 1998, 5.05%, 01/07/2001* ......................       N/R, A-1+        10,200,000       10,200,000
      Illinois Educ. Fac. Auth. Rev. Bonds (Cultural Pooled Fin. Prog.), LOC
         First National Bank Chicago, Ser. 1985, 4.95%, 01/07/2001* ............     VMIG-1, N/R         5,220,000        5,220,000
      Illinois Educ. Fac. Auth. Rev. Bonds (Depaul Univ. Proj.), LOC Northern
         Trust Co., Ser. 1992, 4.95%, 01/07/2001* ..............................     VMIG-1, A-1+       11,000,000       11,000,000
      Illinois Educ. Fac. Auth. Rev. Bonds (Field Museum of Natural History
         Proj.), LOC Northern Trust Co., Ser. 1990, 4.30%, 03/07/2001 ..........     VMIG-1, N/R         5,000,000        5,000,000


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX-EXEMPT SERIES
---------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                       MOODY'S/S&P      PRINCIPAL         MARKET
                                                                                        RATING(1)        AMOUNT            VALUE
                                                                                     -------------   -------------    -------------
      Illinois Educ. Fac. Auth. Rev. Bonds (Illinois Institute of Technology
         Proj.), LOC Harris Trust Bank, Ser. 2000, 4.95%, 01/07/2001* ..........       N/R, A-1+      $  3,000,000     $  3,000,000
      Illinois Health Fac. Auth. Rev. Bonds (Northwestern Memorial Hosp.
         Proj.), Ser. 1995, 4.85%, 01/07/2001* .................................     VMIG-1, A-1+        1,500,000        1,500,000
      Illinois Health Fac. Auth. Rev. Bonds Pooled Fin. Prog., (The Univ. of
         Chicago Proj.), 4.35%, 03/07/2001 .....................................     VMIG-1, A-1+       12,000,000       12,000,000
      Oak Forest, IL Dev. Rev. Bonds (Homewood Pool-South Suburban
         Mayors & Managers Assoc. Proj.), LOC Bank One NA, Ser. 1989,
         5.00%, 01/07/2001* ....................................................      VMIG-1, N/R       11,900,000       11,900,000
      State of Illinois Gen. Oblig. Rev. Bonds, Ser. 1, 4.75%, 12/01/2001 ......         Aa2/AA          2,200,000        2,209,084
                                                                                                                      -------------
                                                                                                                         89,129,084
                                                                                                                      -------------

  INDIANA -- 6.3%
      Indiana Educ. Fac. Auth. Rev. Bonds (Univ. of Notre Dame Du Lac
         Proj.), Ser. 1995, 4.75%, 01/07/2001* .................................      VMIG-1, N/R       11,300,000       11,300,000
      Indiana Health Fac. Auth. Rev. Bonds (Cap. Access Designated Pool
         Proj.), LOC Comerica Bank, Ser. B, 5.00%, 01/07/2001* .................       N/R, A-1          4,800,000        4,800,000
      Indiana Hosp. Equip. Fin. Auth. Rev. Bonds, MBIA Insured &
         SBPA NBD Bank, Ser. 1985A, 5.00%, 01/07/2001* .........................     VMIG-1, A-1+        1,400,000        1,400,000
      Sullivan, IN Poll. Cntrl. Rev. Bonds (Hoosier Energy Rural Electric
         Coop Proj.), National Rural Utilities CFC GTD, Ser. L-5, 4.20%,
         06/15/2001 ............................................................       P-1, A-1+         4,000,000        4,000,000
      The Trustees of Purdue Univ., Purdue Univ. Student Fee Bonds Ser. O,
         4.95%, 01/07/2001* ....................................................     VMIG-1, A-1+       12,845,000       12,845,000
                                                                                                                      -------------
                                                                                                                         34,345,000
                                                                                                                      -------------

  KANSAS -- 2.3%
      City of Mission, KS Multi-Family Housing Rev. Ref. Bonds (Silverwood
         Apartments Proj.), FNMA Gtd., Ser. 1996, 4.90%, 01/07/2001* ...........       N/R, A-1+         7,700,000        7,700,000
      Wamego, KS Poll. Cntrl. Ref. Rev. Bonds (Utilicorp United, Inc. Proj.),
         LOC Bank One, NA, Ser. 1996, 5.00%, 01/07/2001* .......................       P-1, A-1          5,000,000        5,000,000
                                                                                                                      -------------
                                                                                                                         12,700,000
                                                                                                                      -------------

  KENTUCKY -- 0.9%
      Kentucky Asset/Liability Commission General Fund Tax & Rev. Ant.
         Notes, Ser. B, 5.00%, 06/27/2001 ......................................     MIG-1, SP-1+        5,000,000        5,015,659
                                                                                                                      -------------
                                                                                                                          5,015,659
                                                                                                                      -------------

  LOUISIANA -- 3.6%
      Plaquemines Port Harbor and Terminal Marine Terminal Fac. Rev. Ref
         Bonds (Electro-Coal Transfer Proj.), Ser. 1985-A, TECP,
         4.45%, 02/14/2001 .....................................................       P-1, A-1         16,700,000       16,700,000
      West Baton Rouge LA Ind. Dist. #3 Rev. Bonds (Dow Chemical Co.
         Proj.), Ser. 1994B, 5.05%, 01/01/2001* ................................       P-1, A-1          2,600,000        2,600,000
                                                                                                                      -------------
                                                                                                                         19,300,000
                                                                                                                      -------------

  MARYLAND -- 1.4%
      Baltimore County, MD Poll. Cntrl. Rev. Bonds (Baltimore Gas & Electric
         Proj.), Ser. 1985, 4.25%, 03/12/2001 ..................................      VMIG-1, A-1        7,500,000        7,500,000
                                                                                                                      -------------
                                                                                                                          7,500,000
                                                                                                                      -------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX-EXEMPT SERIES
----------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                       MOODY'S/S&P      PRINCIPAL         MARKET
                                                                                        RATING(1)        AMOUNT            VALUE
                                                                                     -------------   -------------    -------------
  MICHIGAN -- 2.7%
      Farmington Hills, MI Hosp. Fin. Auth. Rev. Bonds, (Botsford General
         Hosp. Proj.), MBIA Insured SBPA Comerica Bank, Ser. 1991-B,
         5.05%, 01/01/2001* ....................................................      VMIG-1, A-1     $  5,200,000     $  5,200,000
      Michigan Strategic Fund Ltd. Oblig. Rev. Ref. Bonds (Consumers Power
         Co. Proj.), 4.85%, 01/01/2001* ........................................      VMIG-1, A-1+       2,500,000        2,500,000
      Michigan Strategic Fund Poll. Cntrl. Rev. Bonds (The Dow Chemical
         Co. Proj.), Ser.1986, 4.40%, 03/09/2001 ...............................       P-1, N/R          6,800,000        6,800,000
      Monroe County, MI Economic Dev. Corp. Rev. Ref. Bonds (Detroit Edison
         Co. Proj.), LOC Barclays Bank PLC, Ser. 1992, 4.85%, 01/01/2001* ......       P-1, N/R            200,000          200,000
                                                                                                                      -------------
                                                                                                                         14,700,000
                                                                                                                      -------------

  MISSISSIPPI -- 1.3%
      Claiborne County, MS Poll. Cntrl. Rev. Bonds (Southern Mississippi
         Electric Power Assoc. Proj.), National Rural Utilities CFC GTD,
         Ser. 1985G-1, 4.35%, 02/09/2001 .......................................       P-1, A-1+         7,000,000        7,000,000
                                                                                                                      -------------

  MISSOURI -- 0.9%
      Missouri Health & Educ. Fac. Auth. Rev. Bonds (Washington Univ. Proj.),
         Ser. 1996-A, 5.00%, 01/01/2001* .......................................     VMIG-1, A-1+        5,000,000        5,000,000
                                                                                                                      -------------

  NORTH CAROLINA -- 5.4%
      Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth. (Texas Gulf Proj.),
         LOC Banque Nationale de Paris, Ser. 1985, 5.075%, 01/07/2001* .........       AA3, N/R          5,000,000        5,000,000
      North Carolina Educ. Fac. Fin. Agency Rev. Bonds (Duke Univ. Proj.),
         Ser. 1991B, 4.90%, 01/07/2001* ........................................     VMIG-1, A-1+        2,300,000        2,300,000
      North Carolina Educ. Fac. Fin. Agency Rev. Bonds (Duke Univ. Proj.),
         Ser. 1992A, 4.90%, 01/07/2001* ........................................     VMIG-1, A-1+       11,600,000       11,600,000
      North Carolina Medical Care Commission Hosp. Rev. Bonds (Duke Univ.
         Hosp. Proj.), Ser. 1985D, 4.90%, 01/07/2001* ..........................     VMIG-1, A-1+        1,000,000        1,000,000
      North Carolina Medical Care Commission Hosp. Rev. Bonds (Duke Univ.
         Hosp. Proj.), Ser. 1993-A, 4.90%, 01/07/2001* .........................     VMIG-1, A-1+       10,000,000       10,000,000
                                                                                                                      -------------
                                                                                                                         29,900,000
                                                                                                                      -------------

  OHIO -- 2.8%
      Lorain County, OH Hosp. Fac. Rev. Bonds (Catholic Healthcare Partners
         Proj.), Ser. 1997-A, 4.45%, 02/08/2001 ................................      VMIG-1, A-1        7,000,000        7,000,000
      Lorain County, OH Hosp. Fac. Rev. Bonds (Catholic Healthcare Partners
         Proj.), Ser. 1997-A, 4.50%, 04/10/2001 ................................      VMIG-1, A-1        8,000,000        8,000,000
                                                                                                                      -------------
                                                                                                                         15,000,000
                                                                                                                      -------------

  PENNSYLVANIA -- 4.4%
      Beaver County, PA Ind. Dev. Auth. Poll. Cntrl. Rev. Bonds (Atlantic
         Richfield Co. Proj.), Ser. 1995, 4.90%, 01/07/2001* ...................     VMIG-1, A-1+        4,200,000        4,200,000
      Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds (Trustees of Univ.
         of PA Health Services Proj.), Ser. 1994B, 5.00%, 01/07/2001* ..........     VMIG-1, A-1+       12,555,000       12,555,000
      Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds (Univ. of PA
         Health Services Proj.), Ser. 1998B, 5.00%, 01/07/2001* ................     VMIG-1, A-1+        7,170,000        7,170,000
                                                                                                                      -------------
                                                                                                                         23,925,000
                                                                                                                      -------------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX-EXEMPT SERIES
----------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                       MOODY'S/S&P      PRINCIPAL         MARKET
                                                                                        RATING(1)        AMOUNT            VALUE
                                                                                     -------------   -------------    -------------
SOUTH CAROLINA -- 4.1%
      Piedmont Municipal Power Electric Rev. Ref. Bonds, Ser. 1996,
         MBIA Insured SBPA Morgan Gty. Trust, 4.80%, 01/07/2001* ...............     VMIG-1, A-1+     $  6,200,000     $  6,200,000
      South Carolina Public Service Auth. Rev. Ref. Bonds, Ser. B,
         7.10%, Pre-Refunded 07/01/01 ..........................................        Aaa/AAA          2,100,000        2,168,897
      South Carolina State Public Services Auth. TECP, 4.35, 1/11/2001 .........       P-1, A-1+        13,800,000       13,800,000
                                                                                                                      -------------
                                                                                                                         22,168,897
                                                                                                                      -------------

  TENNESSEE -- 2.8%
      Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tenn. Municipal Bond
         Fund Proj.), LOC Bank of America, NA, Ser. 1984, 5.00%, 01/07/2001* ...       N/R, A-1+         3,755,000        3,755,000
      Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tenn. Municipal Bond
         Fund Proj.), LOC Bank of America, NA, Ser. 1995,
         5.00%, 01/07/2001* ....................................................       N/R, A-1+         1,665,000        1,665,000
      Clarksville, TN. Public Building Auth. Rev. Bonds, LOC Bank of
         America, NA, 5.00%, 01/07/2001* .......................................      VMIG-1, N/R        9,755,000        9,755,000
                                                                                                                      -------------
                                                                                                                         15,175,000
                                                                                                                      -------------

  TEXAS -- 14.5%
      Angelina & Neches River Auth., TX Ind. Dev. Corp. Solid Waste Disposal
         Fac. Rev. Bonds, (TEEC Inc. Proj.), LOC Bank of America, NA,
         Ser. 1984D, 5.05%, 01/01/2001* ........................................       P-1, N/R          6,300,000        6,300,000
      Bexar County, TX Housing Fin. Corp. Multifamily Housing Rev. Ref.
         Bonds (Almonte Apartments Proj.), FNMA Gtd., 4.90%, 01/07/2001* .......       N/R, A-1+        14,500,000       14,500,000
      Brazos River Harbor Navigation Dist., TX Poll. Cntrl. Rev. Bonds
         (Dow Chemical Co. Proj.), Ser. 1986, 4.40%, 03/09/2001 ................       P-1, N/R          1,500,000        1,500,000
      Brazos River Harbor Navigation Dist., TX Poll. Cntrl. Rev. Bonds
         (Dow Chemical Co. Proj.), Ser. 1990, 4.30%, 03/08/2001 ................       P-1, N/R          2,550,000        2,550,000
      Brazos River Harbor Navigation Dist., TX Poll. Cntrl. Rev. Bonds
         (Dow Chemical Co. Proj.), Ser. 1990, 4.35%, 02/14/2001 ................       P-1, N/R          3,450,000        3,450,000
      City of Brownsville, TX Utilities Sys. TECP Notes, Ser. A,
         4.30%, 03/15/2001 .....................................................       P-1, A-1+         3,500,000        3,500,000
      City of Houston Gen. Oblig. TECP Notes, Ser. C, 4.50%, 03/08/2001 ........       P-1, A-1+         5,000,000        5,000,000
      Dallas Area Rapid Transit, TX Sales Tax Rev. TECP Notes, Ser. B,
         4.35%, 01/22/2001 .....................................................       P-1, A-1+         5,000,000        5,000,000
      Harris Cnty, TX Gen. Oblig. TECP Notes, Ser. A, 4.30%, 01/09/2001 ........       P-1, A-1+         8,606,000        8,606,000
      Harris County, TX Gen. Oblig. TECP Notes, Ser. C, 4.30%, 01/09/2001 ......       N/R, N/R          4,575,000        4,575,000
      Harris County, TX Gen. Oblig. TECP Notes, Ser. C, 4.50%, 01/26/2001 ......       P-1, A-1+         2,400,000        2,400,000
      Southwest Higher Educ. Auth., TX Higher Educ. Rev. Bonds (Southern
         Methodist Univ. Proj.), LOC Landesbank Hessen, Ser. 1985,
         5.00%, 01/01/2001* ....................................................      VMIG-1, N/R        1,500,000        1,500,000
      State of Texas Tax & Rev. Ant. Notes, 5.25%, 08/31/2001 ..................      VMIG-1, A-1+      16,925,000       17,023,367
      Texas Public Fin. Auth. TECP Notes, Ser. B, 4.35%, 03/06/2001 ............        P-1, A-1+        3,000,000        3,000,000
                                                                                                                      -------------
                                                                                                                         78,904,367
                                                                                                                      -------------

  VIRGINA -- 0.3%
      City of Hampton, VA Ind. Dev. Auth. Hosp. Fac. Rev. Bonds (Sentara
         Health Sys. Oblig. Group Proj.), Ser. 1997-B, 4.35%, 03/06/2001 .......      VMIG-1, A-1+       1,400,000        1,400,000
                                                                                                                      -------------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX-EXEMPT SERIES
----------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                       MOODY'S/S&P      PRINCIPAL         MARKET
                                                                                        RATING(1)        AMOUNT            VALUE
                                                                                     -------------   -------------    -------------
  WASHINGTON -- 2.0%
      Port of Anacortes, WA Ind. Dev. Corp. Ref. Rev. Bonds (Texaco Proj.),
         Ser. 1995, 4.40%, 02/15/2001 ..........................................        P-1, A-1      $  5,690,000     $  5,690,000
      State of Washington Gen. Oblig. Rev. Bonds, Ser. R, 1993B-1,
         4.875%, 10/01/2001 ....................................................        Aa1, AA+         1,000,000        1,003,435
      Washington Health Care Fac. Auth. Lease Rev. Bonds (National
         Healthcare Research & Educ. Proj.), LOC Banque Nationale de Paris,
         5.00%, 01/07/2001* ....................................................      VMIG-1, N/R        4,300,000        4,300,000
                                                                                                                      -------------
                                                                                                                         10,993,435
                                                                                                                      -------------

  WISCONSIN -- 1.8%
      State of Wisconsin Gen. Oblig. TECP Notes, 4.30%, 02/13/2001 .............        P-1, A-1+        9,871,000        9,871,000
                                                                                                                      -------------

  WYOMING -- 0.6%
      Lincoln County, WY Poll. Cntrl. Rev. Bonds (Exxon Proj.), Ser. 1985,
         4.95%, 01/07/2001* ....................................................        P-1, A-1+        3,000,000        3,000,000
                                                                                                                      -------------

    TOTAL MUNICIPAL BONDS
      (COST $561,415,516 ) .......................................................................................      561,415,516
                                                                                                                      -------------
TOTAL INVESTMENTS (COST $561,415,516)+ -- 103.3% .................................................................      561,415,516
OTHER ASSETS AND LIABILITIES, NET -- (3.3%) ......................................................................      (17,762,144)
                                                                                                                      -------------
NET ASSETS -- 100.00% ............................................................................................     $543,653,372
                                                                                                                      =============


* Denotes a Variable or Floating Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2000. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+   Cost for federal income tax purposes.
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
LOC -- Letter of Credit.
SBPA -- Stand-by Bond Purchase Agreement.
TECP -- Tax-Exempt Commerical Paper and multi-modal bonds in commerical paper mode.



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)

                                                                        PRIME             U.S.
                                                                     MONEY MARKET      GOVERNMENT     TAX-EXEMPT
                                                                        SERIES           SERIES         SERIES
                                                                    --------------    ------------   ------------
ASSETS:
Investment in securities, at value* .............................   $2,816,237,752    $967,718,132   $561,415,516
Cash ............................................................              437         216,481         33,677
Interest receivable .............................................       24,990,694       4,850,330      3,177,529
Other assets ....................................................            2,631             948            476
                                                                    --------------    ------------   ------------
Total assets ....................................................    2,841,231,514     972,785,891    564,627,198
                                                                    --------------    ------------   ------------

LIABILITIES:
Payable for investments purchased ...............................               --              --     20,734,914
Accrued advisory fee ............................................          877,513         356,666        218,645
Other accrued expenses ..........................................           60,333          42,650         20,267
                                                                    --------------    ------------   ------------
Total liabilities ...............................................          937,846         399,316     20,973,826
                                                                    --------------    ------------   ------------
NET ASSETS ......................................................   $2,840,293,668    $972,386,575   $543,653,372
                                                                    ==============    ============   ============
*Investments at cost ............................................   $2,816,237,752    $967,718,132   $561,415,516




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2000 (Unaudited)

                                                                         PRIME            U.S.
                                                                     MONEY MARKET      GOVERNMENT     TAX-EXEMPT
                                                                        SERIES           SERIES         SERIES
                                                                    --------------    ------------   ------------
INVESTMENT INCOME ...............................................     $78,623,838      $26,912,280    $10,583,177
                                                                      -----------      -----------    -----------
EXPENSES:
   Advisory fees ................................................       5,108,806        1,921,603      1,164,812
   Administration and accounting fees ...........................         251,632           96,983         64,773
   Trustees' fees ...............................................           2,462            2,599          2,599
   Professional fees ............................................          13,071            8,576          4,977
   Other ........................................................          18,765           23,858         11,681
                                                                      -----------      -----------    -----------
      Total expenses ............................................       5,394,736        2,053,619      1,248,842
                                                                      -----------      -----------    -----------
   Net investment income ........................................      73,229,102       24,858,661      9,334,335
                                                                      -----------      -----------    -----------
NET REALIZED GAIN ON INVESTMENTS ................................              --              237             --
                                                                      -----------      -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............     $73,229,102      $24,858,898    $ 9,334,335
                                                                      ===========      ===========    ===========




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 2000 (Unaudited)

                                                                         PRIME               U.S.
                                                                     MONEY MARKET         GOVERNMENT        TAX-EXEMPT
                                                                        SERIES              SERIES            SERIES
                                                                    --------------       ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ........................................   $   73,229,102    $    24,858,661     $   9,334,335
   Net realized gain on investments .............................               --                237                --
                                                                    --------------    ---------------     -------------
Net increase in net assets resulting
   from operations ..............................................       73,229,102         24,858,898         9,334,335
                                                                    --------------    ---------------     -------------
Transactions in beneficial interest:
   Contributions ................................................    3,928,841,935      1,234,795,844       567,157,955
   Withdrawals ..................................................   (3,237,511,989)    (1,056,412,026)     (517,459,678)
                                                                    --------------    ---------------     -------------
Net increase in net assets from transactions
   in beneficial interest .......................................      691,329,946        178,383,818        49,698,277
                                                                    --------------    ---------------     -------------
Total increase in net assets ....................................      764,559,048        203,242,716        59,032,612
NET ASSETS:
   Beginning of period ..........................................    2,075,734,620        769,143,859       484,620,760
                                                                    --------------    ---------------     -------------
   End of period ................................................   $2,840,293,668    $   972,386,575     $ 543,653,372
                                                                    ==============    ===============     =============


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
-------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
For the Period November 1, 1999(1) through June 30, 2000

                                                                        PRIME              U.S.
                                                                    MONEY MARKET        GOVERNMENT         TAX-EXEMPT
                                                                       SERIES             SERIES             SERIES
                                                                   ---------------    ---------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .......................................   $    81,808,101    $    26,031,816    $   10,492,491
   Net realized gain on investments ............................             2,711              2,556                --
                                                                   ---------------    ---------------    --------------
Net increase in net assets resulting
   from operations .............................................        81,810,812         26,034,372        10,492,491
                                                                   ---------------    ---------------    --------------
Transactions in beneficial interest:
   Contributions ...............................................     6,683,470,901      2,623,009,710     1,176,749,051
   Withdrawals .................................................    (4,689,547,093)    (1,879,900,223)     (702,620,782)
                                                                   ---------------    ---------------    --------------
Net increase in net assets from transactions
   in beneficial interest ......................................     1,993,923,808        743,109,487       474,128,269
                                                                   ---------------    ---------------    --------------
Total increase in net assets ...................................     2,075,734,620        769,143,859       484,620,760
NET ASSETS:
   Beginning of period .........................................                --                 --                --
                                                                   ---------------    ---------------    --------------
   End of period ...............................................   $ 2,075,734,620    $   769,143,859    $  484,620,760
                                                                   ===============    ===============    ==============

(1) Commencement of operations.




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE TRUST. Prime Money Market Series, U.S. Government Series, and Tax-Exempt Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   SECURITY VALUATION. Each Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   REPURCHASE AGREEMENTS. Each Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Series has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   OTHER. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

   Approximately, 75.7% of the investments by the Tax-Exempt Series on December 31, 2000, were insured by private issuers that guarantee payments of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, provides investment advisory services to each Series. For its services, RSMC receives a fee of 0.47% of each Series' first $1 billion of average daily net assets; 0.43% of each Series' next $500 million of average daily net assets; 0.40% of each Series' next $500 million of average daily net assets; and 0.37% of each Series' average daily net assets in excess of $2 billion.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   WTC serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. FINANCIAL HIGHLIGHTS. Financial highlights for the periods were as follows:

                                                                        FOR THE SIX-MONTH      FOR THE PERIOD
                                                                          PERIOD ENDED       NOVEMBER 1, 1999(1)
                                                                        DECEMBER 31, 2000          THROUGH
                                                                           (UNAUDITED)          JUNE 30, 2000
                                                                       -------------------  ---------------------
PRIME MONEY MARKET SERIES
   Total Return** ....................................................         3.17%                 3.75%
   Ratios to Average Net Assets:*
         Expenses ....................................................         0.46%                 0.46%
         Net investment income .......................................         6.20%                 5.63%

U.S. GOVERNMENT SERIES
   Total Return** ....................................................         3.11%                 3.61%
   Ratios to Average Net Assets:*
         Expenses ....................................................         0.52%                 0.50%
         Net investment income .......................................         6.09%                 5.42%

TAX-EXEMPT SERIES
   Total Return** ....................................................         1.92%                 2.30%
   Ratios to Average Net Assets:*
         Expenses ....................................................         0.50%                 0.50%
         Net investment income .......................................         3.77%                 3.45%

*   Annualized.
**  Not annualized.
(1) Commencement of operations.